Property, Plant and Equipment - Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 22, 2016	[1]
Cost
Beginning Balance	€ 3,008,058	€ 2,604,097
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	52,068			€ 52,068
Additions	316,185	459,627
Disposals	(112,951)	(122,967)
Effect of changes in exchange rates	39,518	67,301
Ending Balance	3,302,878	3,008,058	€ 2,604,097
Accumulated depreciation and impairment
Beginning Balance	1,387,380	1,156,574
Depreciation	290,813	243,049	209,504
Impairment charges	3,466	2,287
Disposals	(84,911)	(48,645)
Effect of changes in exchange rates	18,893	34,115
Ending Balance	1,615,641	1,387,380	1,156,574
Carrying amount
Carrying amount	1,687,237	1,620,678	1,447,523
Land and buildings [Member]
Cost
Beginning Balance	1,450,085	1,269,488
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	23,851
Additions	75,283	154,505
Disposals	(3,226)	(1,346)
Effect of changes in exchange rates	10,537	27,438
Ending Balance	1,556,530	1,450,085	1,269,488
Accumulated depreciation and impairment
Beginning Balance	382,361	296,099
Depreciation	88,427	75,918
Impairment charges	1,712	0
Disposals	(2,482)	(115)
Effect of changes in exchange rates	4,547	10,459
Ending Balance	474,565	382,361	296,099
Carrying amount
Carrying amount	1,081,965	1,067,724
Machinery and Equipment [Member]
Cost
Beginning Balance	963,944	799,709
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	26,041
Additions	203,801	246,332
Disposals	(82,268)	(117,250)
Effect of changes in exchange rates	21,617	35,153
Ending Balance	1,133,135	963,944	799,709
Accumulated depreciation and impairment
Beginning Balance	529,401	426,832
Depreciation	155,660	123,269
Impairment charges	655	2,287
Disposals	(55,630)	(44,189)
Effect of changes in exchange rates	12,783	21,202
Ending Balance	642,869	529,401	426,832
Carrying amount
Carrying amount	490,266	434,543
Leasehold Improvements [Member]
Cost
Beginning Balance	245,545	231,810
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	1,263
Additions	6,745	12,438
Disposals	(906)	(451)
Effect of changes in exchange rates	1,556	1,748
Ending Balance	254,203	245,545	231,810
Accumulated depreciation and impairment
Beginning Balance	208,487	192,243
Depreciation	15,685	16,078
Impairment charges	169	0
Disposals	(307)	(439)
Effect of changes in exchange rates	738	605
Ending Balance	224,772	208,487	192,243
Carrying amount
Carrying amount	29,431	37,058
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	348,484	303,090
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	913
Additions	30,356	46,352
Disposals	(26,551)	(3,920)
Effect of changes in exchange rates	5,808	2,962
Ending Balance	359,010	348,484	303,090
Accumulated depreciation and impairment
Beginning Balance	267,131	241,400
Depreciation	31,041	27,784
Impairment charges	930	0
Disposals	(26,492)	(3,902)
Effect of changes in exchange rates	825	1,849
Ending Balance	273,435	267,131	€ 241,400
Carrying amount
Carrying amount	€ 85,575	€ 81,353

[1]	Amounts were converted into euro at the rate of TWD/EUR 33.965.